Long-Term Liabilities (Details) - Schedule of Other Long Term Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long Term Liabilities [Abstract]
Effective interest rate liabilities for government grants	11.50%	11.50%
Balance liabilities for government grants	$ 412	$ 1,289
Balance less current maturities liabilities for government grants	$ 147	$ 887